Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share
Net loss for the year	$ (142,869)	$ (20,910)	$ 19,154
Less: Net loss for the year attributable to redeemable and non-redeemable non-controlling interest	282
Net loss for the year attributable to Despegar.com, Corp.	(142,587)	(20,910)	$ 19,154
Accretion of redeemable non-controlling interest to redemption value	(78)
Accretion of redeemable Series A preferred stock to redemption value	(2,831)
Accrued dividends of redeemable Series A preferred stock	(4,212)
Dividends of redeemable Series B preferred stock	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	(150,261)	(20,910)
Numerator of basic and diluted earnings per share	$ (150,261)	$ (20,910)
Weighted average common shares outstanding—basic and diluted	73,001	69,465
Denominator of basic and diluted earnings per share	73,001	69,465
Basic and diluted earnings per share	$ (2.06)	$ (0.30)